John Hancock GA Mortgage Trust
Portfolio of investments 3-31-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 92.0%				$1,664,427,276
(Cost $1,891,363,562)
11 West Partners LLC	3.770	05-01-32	9,600,000	8,491,555
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,532,746	3,705,560
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	3,878,267
1419 Potrero LLC	3.660	09-01-30	5,521,622	4,693,042
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,351,146	3,644,285
1635 Divisadero Medical Building LLC	3.950	06-01-30	4,841,883	4,585,878
1635 Divisadero Medical Building LLC	6.000	06-01-30	9,583,891	10,148,344
192 Investors LLC	3.750	08-01-29	16,819,078	15,761,764
257 Ridgewood Ave LLC	3.560	04-01-32	10,100,000	8,832,389
5021 St. LLC	4.390	09-01-40	32,198,711	30,534,746
655 Kelton LLC	2.270	04-01-31	4,962,960	4,192,465
701 Cottontail Lane Associates LLC	3.680	04-01-46	4,281,944	3,342,438
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	4,601,432
8421 Lyndale Avenue South LLC	2.580	11-01-28	5,103,235	4,418,912
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	9,837,960
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	16,409,920
Accord/Pac Members LLC	3.500	09-01-40	8,187,851	6,877,320
Aman, Inc.	5.170	12-01-29	22,000,000	21,880,804
American Fork OW LLC	2.900	02-10-36	5,490,399	4,312,632
Americana Lakewood V LLC	3.110	09-01-32	17,500,000	15,456,315
Americana on the River LLC	2.970	05-01-36	5,381,880	4,372,971
Arboretum LLC	2.800	01-01-29	5,900,000	5,143,508
Arow Fremont Boulevard LLC	4.420	11-05-27	5,000,000	4,888,955
Artesia Capital II LLC	2.470	01-01-29	5,000,000	4,338,210
Avamer 57 Fee LLC	2.310	11-01-26	10,000,000	8,957,620
Aventura at Mid Rivers LLC	2.390	02-01-31	4,471,020	3,754,861
Aventura at Richmond LLC	2.210	01-01-31	3,886,136	3,243,459
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,435,993	2,778,114
Bandicoot LLC	2.950	06-01-30	15,000,000	13,171,785
Bayside Square Investments LLC	3.480	02-01-42	11,900,000	9,130,049
Bel Bridgeport LLC	2.840	03-01-29	19,300,000	17,083,144
Berkshire Apartments LLC	2.660	03-01-46	5,841,182	4,699,377
Beverly West Square Associates LP	5.560	12-01-30	7,383,379	7,739,966
BGN Properties Palm Gate LP	2.860	06-01-32	7,000,000	5,989,165
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,400,000	5,235,462
Bref-Masters Cove LLC	3.070	06-01-29	6,100,000	5,346,894
Burroughs LPM LP	2.980	01-01-36	12,215,981	9,689,435
BW Logan LLC	6.370	04-01-28	2,647,324	2,758,814
BWP Crown Valley 1 LLC	3.020	04-01-37	15,000,000	11,386,020
Canton R2g Owner LLC	2.810	03-01-29	7,300,000	6,356,271
Capri Apartments LLC	3.360	04-01-30	6,500,000	5,860,517
Carriage Way LLC	3.520	08-01-31	3,877,611	3,317,160
Castlewood Associates LLC	2.870	04-01-31	5,000,000	4,173,650
Caton House Apartments LLC	2.740	09-01-36	3,868,310	3,079,001
CE Enterprise Partners LLC	4.700	07-01-32	4,140,191	3,973,627
Central Way Plaza LLC	2.910	03-01-32	9,788,069	8,390,362
Chandler Property Development Associates LP	2.550	03-01-33	7,444,650	6,019,246
Chimney Top LLC	2.910	02-01-29	6,800,000	5,970,794
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

CIP Group of Homestead LLC	3.060	06-01-33	6,551,173	$5,403,270
CJ's Pinemeadows Apartments LP	3.380	07-01-41	9,669,840	7,671,306
CLAGB LLC	2.680	02-01-36	5,720,775	4,525,035
Colt Street Partners LLC	3.290	01-01-35	9,767,349	7,945,123
Columbia Cochran Commons LLC	5.790	03-01-24	3,264,691	3,276,904
Commerce Industrial Park LLC	2.750	12-01-31	15,000,000	12,576,615
Congressional Properties LP	3.210	04-01-47	5,854,377	4,913,614
Continental Plaza LLC	5.490	01-01-33	4,989,009	5,242,206
Copperstone Apartments LP	2.880	04-01-39	5,618,607	4,723,276
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	10,623,738
CR Ballantyne LLC	3.290	06-01-36	6,200,000	5,129,062
Creekside at Amherst Apartments LLC	3.380	09-01-31	11,141,466	10,036,210
Creekwood Centre Denton LLC	3.400	04-01-32	11,000,000	9,608,874
Cross Keys Development Company	2.550	10-01-33	13,000,000	10,528,050
Crossing Company LP	2.780	10-01-31	6,600,000	5,474,198
Deer Chase Housing Partners LP	2.630	04-01-27	4,000,000	3,655,088
Delphi Investors LLC	2.520	01-01-31	9,509,389	7,901,902
DNP Regio LLC	3.110	10-01-36	12,134,649	9,549,180
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	62,234,510
Draper Southpoint Apartments LLC	2.520	04-01-31	5,737,075	4,752,472
DTN Waters House LLC	3.300	08-01-31	5,239,043	4,467,012
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,457,171	2,069,818
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	7,013,320
Edgewater Partnership LP	5.200	04-01-25	2,461,395	1,985,132
Edina Crosstown Medical LLC	3.230	06-01-41	12,822,090	10,765,068
Elizabeth Lake Estates LLC	2.920	05-01-31	4,995,812	4,234,970
Fairfield 35 Pinelawn LLC	3.450	01-01-42	7,036,946	5,509,387
Fairgrounds Apartments LP	2.490	01-01-36	2,808,195	2,365,506
Forest Meadows Villas, Ltd.	2.770	12-01-35	2,183,446	1,772,972
Fountainview Terrace Apartments	2.900	07-01-41	4,216,400	3,473,078
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	7,970,968
Fredwood LLLP	2.740	09-01-36	3,965,018	3,186,070
Gadberry Courts LP	3.330	05-01-32	6,690,209	5,774,607
Gateway MHP, Ltd.	3.950	07-01-29	9,312,944	8,882,807
Gateway Village Plaza LP	3.420	07-01-31	5,800,000	5,042,822
Georgetown Mews Owners Corp.	2.870	01-01-36	6,854,540	5,698,748
Grande Apartments LP	3.380	07-01-41	8,412,761	6,680,472
Greenhouse Apartments LP	3.380	07-01-41	9,669,840	7,671,306
Harbor Breeze LP	2.400	11-01-31	5,000,000	4,193,655
Harbor Center Partners LP	4.720	09-01-32	18,100,000	17,888,447
Harborgate LLC	2.610	01-01-31	9,510,064	7,969,206
Hunters Price LP	3.360	04-01-32	11,500,000	9,843,310
Industry West Commerce Center LLC	2.810	03-01-41	9,562,921	7,406,540
J J Carson LLC	2.950	11-01-31	12,000,000	9,951,912
JB IV V LLC	4.580	12-01-32	5,000,000	4,877,855
JGK Garden Grove LP	2.790	02-01-32	3,500,000	2,985,539
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	9,770,734	9,401,156
Kimberly Partners of Albany LP	2.920	12-01-30	4,777,717	4,016,216
Kingswick Apartments LP	3.310	04-01-42	12,764,143	10,646,993
L&B Depp-Ucepp 5500 Preston Road, Inc.	4.490	07-01-29	18,500,000	17,827,433
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

La Costa Vista LLC	2.610	04-01-31	4,784,009	$3,991,916
Ladera Corporate Terrace South LLC	3.870	06-01-32	7,399,177	6,526,740
Lassen Associates LLC	3.020	07-01-31	5,300,000	4,569,512
LB PCH Associates LLC	3.870	05-01-32	18,026,215	15,902,060
LN Bear Creek LLC	5.490	01-01-33	4,989,009	5,242,206
Manoa Shopping Center Associates LP	7.060	03-01-30	5,665,874	6,194,426
McCue Ventures LLC	5.570	05-01-58	11,500,000	11,751,704
Meadow and Central LP	3.100	01-01-32	3,903,935	3,278,958
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	9,573,594	7,688,563
Meramec Station Big Bend Investors LLC	2.780	05-01-41	4,462,407	3,629,602
Mesa Broadway Property LP	2.550	03-01-33	4,581,324	3,704,151
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	2,683,939
Mill Pond, Ltd.	2.870	06-01-36	6,928,265	5,709,389
Montrose Manor Apartments LLC	2.740	09-01-36	5,512,342	4,387,576
Nat City SPE LLC	3.980	02-01-35	1,964,657	1,606,148
National City Plaza	4.110	03-01-35	8,438,764	7,318,349
NCHC 3 LLC	3.390	02-01-32	18,205,444	15,663,946
Newton Executive Park LP	2.570	10-01-33	4,724,022	4,025,726
Niederst Portage Towers LLC	2.670	12-01-31	6,611,942	5,523,610
Northbridge Park Company OP, Inc.	3.640	06-01-51	9,377,520	7,729,580
Northland Monterra LLC	2.890	07-01-31	13,500,000	11,388,060
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	4,569,512
Nostalgia Properties LLC	3.040	05-01-31	16,600,000	13,954,475
Ocean Pointe Venture Fund LP	4.840	08-01-47	7,408,615	6,852,709
Olympic Mills Commerce Center LLC	4.060	03-01-36	10,692,426	10,041,770
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	7,305,829
Pademelon LLC	3.000	06-01-30	6,000,000	5,154,048
Parc Center Drive Joint Venture	5.480	02-01-32	2,200,882	2,247,127
Peace Ranch Madison LLC	5.570	09-01-27	5,000,000	4,930,170
Penndel Apartments LP	3.270	06-01-31	5,594,954	4,793,270
Pepperward Apartments LLC	2.180	01-01-27	3,985,566	3,620,927
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	2,888,008
Plantation Crossing Apartments LLC	3.040	09-01-31	4,940,129	4,191,339
Platt Partners LP	3.390	05-05-37	14,000,000	11,786,222
Platypus LLC	2.950	06-01-30	4,000,000	3,534,400
Plaza Inv. LP	3.910	05-01-26	27,604,254	26,924,472
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	2,675,670
POP 3 Ravinia LLC	4.460	01-01-42	113,302,540	109,828,565
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	6,784,856
Prime/Scrc SPE LLC	2.650	12-01-31	10,000,000	8,271,780
PRTC LP	3.130	05-01-32	11,403,035	10,206,206
Quay Works LLC	2.790	12-01-36	12,000,000	9,583,404
Raamco Broadwater LLC	3.090	07-01-31	4,400,000	3,736,022
Regency Apartments Vancouver LLC	2.250	04-01-31	4,771,362	4,093,380
Regent Garden Associates LLC	3.250	03-10-35	117,467,500	99,863,703
Rehco Loan LLC	3.000	11-01-51	5,054,517	3,978,188
Rep 2035 LLC	3.260	12-01-35	16,916,087	13,217,926
Richmar II Apartments LLC	2.930	08-01-36	9,662,672	7,970,477
RLIF International Parkway SPE LLC	2.890	12-01-33	11,100,000	8,866,969
Rollins Park Apartments Section 2 LP	3.210	04-01-47	9,854,868	8,271,240
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Rollins Park Apartments Section 3 LP	3.210	04-01-47	4,195,637	$3,521,423
Rose Gardens Senior LP	3.330	05-01-32	8,386,318	7,158,033
S/K 53 Brunswick Associates LLC	3.160	04-01-31	6,243,047	5,232,610
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	9,572,653	7,249,188
SF Lynnwood Crossroads LLC	4.780	09-01-32	3,854,000	3,823,472
SF Mansfield LLC	2.990	04-01-33	5,000,000	4,060,395
SF Stapleton LLC	2.850	03-01-31	4,680,000	3,843,750
Silverado Ranch Centre LLC	7.500	06-01-30	5,555,412	6,004,944
Skotdal Mutual LLC	2.860	06-15-31	6,275,453	5,470,438
Spring Park Apartments	3.440	10-01-31	17,100,000	14,855,864
St. Indian Ridge LLC	6.590	08-01-29	4,628,269	4,862,533
Stony Island Plaza	3.620	10-01-34	5,641,102	4,828,564
Styertowne Shopping Center LLC	6.060	03-01-24	10,928,875	10,975,749
Sunnyside Marketplace LLC	3.420	04-01-30	7,060,126	6,302,271
Switch Building Investors II LP	2.690	06-01-36	4,515,034	3,941,670
Tanecap 1 LP	2.690	09-01-31	4,834,047	4,007,899
The Enclave LLC	2.940	05-01-31	5,000,000	4,163,615
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	5,944,977	4,983,645
The Links at Columbia LP	2.720	05-01-41	17,376,909	13,908,808
The Links at Rainbow Curve LP	2.630	07-01-32	7,529,552	6,873,826
The Trails at the Crossings Apartments, Ltd.	2.800	01-01-42	17,394,649	14,089,701
THF Greengate Development LP	6.320	10-01-25	26,196,913	26,905,671
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	10,801,987	11,628,901
Topaz House, Ltd.	3.300	04-01-47	17,568,475	14,688,756
Town Center Associates	2.790	03-01-29	4,444,057	4,039,376
Trail Horse Partners LLC	2.690	04-01-31	6,222,775	5,166,396
Valley Square I LP	5.490	02-01-26	15,501,358	15,232,317
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	13,389,750
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	4,619,769
Voyager RV Resort MHC	4.100	06-01-29	39,113,774	37,042,308
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,685,425	7,268,528
Warwick Devco LP	2.880	07-01-33	6,864,095	5,957,561
West Linn Shopping Center Associates LLC	3.160	01-01-32	7,907,405	6,687,285
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	5,514,187
WG Opelousas LA LLC	7.290	05-01-28	1,173,860	1,271,593
White Oak Subsidiary LLC	4.900	07-01-24	7,532,885	7,513,518
White Oak Subsidiary LLC	8.110	07-01-24	12,215,041	12,648,394
Willow Creek Court LLC	4.530	07-01-52	7,222,496	6,355,803
Windsor Place Apartments	3.530	02-01-32	9,200,000	8,037,451
Woodlane Place Townhomes LLC	2.900	05-05-35	9,382,197	7,630,700
Woods I LLC	3.100	07-01-30	7,078,523	6,302,894
Woods Mill Park Apartments LLC	2.610	02-01-41	4,684,080	3,751,152
WPC Triad LLC	2.960	04-01-31	5,000,000	4,160,320

U.S. Government and Agency obligations 5.6%				$100,587,297
(Cost $100,981,073)
U.S. Government 5.6%				100,587,297
U.S. Treasury
Note	1.875	02-15-32	18,100,000	15,885,578
Note	2.750	08-15-32	9,500,000	8,940,391
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	4.125	11-15-32	72,100,000	$75,761,328

	Yield (%)	Shares	Value

Short-term investments 2.8%			$50,959,287
(Cost $50,959,287)
Short-term funds 2.8%			50,959,287
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.6799(B)	50,959,287	50,959,287

Total investments (Cost $2,043,303,922) 100.4%	$1,815,973,860
Other assets and liabilities, net (0.4%)	(7,248,448)
Total net assets 100.0%	$1,808,725,412

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	The rate shown is the annualized seven-day yield as of 3-31-23.
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-23 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. The Advisor, assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the Advisor's valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-23 (unaudited)

The following is a summary of the values by input classification of the fund’s investments as of March 31, 2023 by major security category or type:
	Total value at 3-31-23	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,664,427,276	—	—	$1,664,427,276
U.S. Government and Agency obligations	100,587,297	—	$100,587,297	—
Short-term investments	50,959,287	$50,959,287	—	—
Total investments in securities	$1,815,973,860	$50,959,287	$100,587,297	$1,664,427,276
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-22	$1,630,201,297
Purchases	—
Sales	(9,368,214)
Realized gain (loss)	(135,309)
Net amortization of (premium) discount	(486,446)
Change in unrealized appreciation (depreciation)	44,215,948
Balance as of 3-31-23	$1,664,427,276
Change in unrealized appreciation (depreciation) at period end*	$44,215,948
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-23	Valuation technique	Significant unobservable inputs	Input/range	Input weighted average*
Commercial mortgage loans	$1,664,427,276	Discounted cash flow	Discount rate	4.28% - 17.91%	5.30%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2023 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-23 (unaudited)

been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.